INCOME TAX (Details) - Schedule of Deferred Tax Assets and Liabilities (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Restricted Common Stock issued to directors and employees	$ 329,923	$ 440,740
Share-based compensation – stock options	20,084	0
Net operating loss carryover	1,384,328	194,313
Valuation allowance	(1,734,335)	(635,053)
Net deferred tax asset	$ 0	$ 0